Appendix IV: Financial Instruments - Derivative Financial Instruments Receivable / Payable (Details) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) £ / €	Dec. 31, 2021 EUR (€) $ / €	Dec. 31, 2021 EUR (€) $ / $	Dec. 31, 2021 EUR (€) SFr / €	Dec. 31, 2021 EUR (€) R$ / €
Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 223	€ 223	€ 223	€ 223	€ 223
Average foreign exchange rate	0.80	1.14	3,729.46	1.20
Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 144	€ 144	€ 144	€ 144	144
Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	114	114	114	114	114
Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2)	(2)	(2)	(2)	(2)
Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	23	23	23	23	23
Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	18	18	18	18	18
Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(74)	(74)	(74)	(74)	(74)
Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ (190)	€ (190)	€ (190)	(190)	€ (190)
Average foreign exchange rate	0.85	1.14	3,912.96		6.55
Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ (189)	€ (189)	€ (189)	(189)	€ (189)
Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)	(1)	(1)	(1)	(1)
Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	99	99	99	99	99
BRL | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	99	99	99	99	99
BRL | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(83)	(83)	(83)	(83)	(83)
BRL | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(83)	(83)	(83)	(83)	(83)
BRL | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(5,166)	(5,166)	(5,166)	(5,166)	(5,166)
BRL | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(5,166)	(5,166)	(5,166)	(5,166)	(5,166)
BRL | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
BRL | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	410	410	410	410	410
CLP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	337	337	337	337	337
CLP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	73	73	73	73	73
CLP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	44	44	44	44	44
CLP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	44	44	44	44	44
CLP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(908)	(908)	(908)	(908)	(908)
CLP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(502)	(502)	(502)	(502)	(502)
CLP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(320)	(320)	(320)	(320)	(320)
CLP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(86)	(86)	(86)	(86)	(86)
CLP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(777)	(777)	(777)	(777)	(777)
CLP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(748)	(748)	(748)	(748)	(748)
CLP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(28)	(28)	(28)	(28)	(28)
CLP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)	(1)	(1)	(1)	(1)
CLP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CLP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	248	248	248	248	248
COP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	248	248	248	248	248
COP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(418)	(418)	(418)	(418)	(418)
COP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(418)	(418)	(418)	(418)	(418)
COP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(345)	(345)	(345)	(345)	(345)
COP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(326)	(326)	(326)	(326)	(326)
COP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(19)	(19)	(19)	(19)	(19)
COP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
COP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	69	69	69	69	69
CZK | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	69	69	69	69	69
CZK | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CZK | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,810	1,810	1,810	1,810	1,810
EUR | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	881	881	881	881	881
EUR | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	929	929	929	929	929
EUR | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7,996	7,996	7,996	7,996	7,996
EUR | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7,996	7,996	7,996	7,996	7,996
EUR | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(12,134)	(12,134)	(12,134)	(12,134)	(12,134)
EUR | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(657)	(657)	(657)	(657)	(657)
EUR | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(668)	(668)	(668)	(668)	(668)
EUR | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(80)	(80)	(80)	(80)	(80)
EUR | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(46)	(46)	(46)	(46)	(46)
EUR | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,352)	(2,352)	(2,352)	(2,352)	(2,352)
EUR | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(8,331)	(8,331)	(8,331)	(8,331)	(8,331)
EUR | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,556)	(1,556)	(1,556)	(1,556)	(1,556)
EUR | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,556)	(1,556)	(1,556)	(1,556)	(1,556)
EUR | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
EUR | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,250	1,250	1,250	1,250	1,250
GBP | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	179	179	179	179	179
GBP | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	595	595	595	595	595
GBP | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	476	476	476	476	476
GBP | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	607	607	607	607	607
GBP | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	607	607	607	607	607
GBP | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,939)	(1,939)	(1,939)	(1,939)	(1,939)
GBP | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,939)	(1,939)	(1,939)	(1,939)	(1,939)
GBP | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
GBP | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	119	119	119	119	119
JPY | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	119	119	119	119	119
JPY | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
JPY | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	232	232	232	232	232
Mexican peso | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	27	27	27	27	27
Mexican peso | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	27	27	27	27	27
Mexican peso | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	27	27	27	27	27
Mexican peso | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	27	27	27	27	27
Mexican peso | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	27	27	27	27	27
Mexican peso | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	97	97	97	97	97
Mexican peso | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	11	11	11	11	11
Mexican peso | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	11	11	11	11	11
Mexican peso | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(232)	(232)	(232)	(232)	(232)
Mexican peso | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(27)	(27)	(27)	(27)	(27)
Mexican peso | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(27)	(27)	(27)	(27)	(27)
Mexican peso | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(27)	(27)	(27)	(27)	(27)
Mexican peso | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(27)	(27)	(27)	(27)	(27)
Mexican peso | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(27)	(27)	(27)	(27)	(27)
Mexican peso | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(97)	(97)	(97)	(97)	(97)
Mexican peso | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(123)	(123)	(123)	(123)	(123)
Mexican peso | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(123)	(123)	(123)	(123)	(123)
Mexican peso | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
Mexican peso | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	13	13	13	13	13
PEN | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	13	13	13	13	13
PEN | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1	1	1	1	1
PEN | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1	1	1	1	1
PEN | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(393)	(393)	(393)	(393)	(393)
PEN | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(393)	(393)	(393)	(393)	(393)
PEN | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
PEN | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	194	194	194	194	194
UFC | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	194	194	194	194	194
UFC | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(97)	(97)	(97)	(97)	(97)
UFC | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(97)	(97)	(97)	(97)	(97)
UFC | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UFC | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	12,451	12,451	12,451	12,451	12,451
USD | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,404	1,404	1,404	1,404	1,404
USD | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	959	959	959	959	959
USD | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	78	78	78	78	78
USD | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	487	487	487	487	487
USD | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1,775	1,775	1,775	1,775	1,775
USD | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	7,748	7,748	7,748	7,748	7,748
USD | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,242	2,242	2,242	2,242	2,242
USD | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2,195	2,195	2,195	2,195	2,195
USD | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	46	46	46	46	46
USD | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	1	1	1	1	1
USD | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(2,372)	(2,372)	(2,372)	(2,372)	(2,372)
USD | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,415)	(1,415)	(1,415)	(1,415)	(1,415)
USD | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(956)	(956)	(956)	(956)	(956)
USD | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1)	(1)	(1)	(1)	(1)
USD | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,359)	(1,359)	(1,359)	(1,359)	(1,359)
USD | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(1,359)	(1,359)	(1,359)	(1,359)	(1,359)
USD | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
USD | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UDI | Receive | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	361	361	361	361	361
UDI | Receive | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	42	42	42	42	42
UDI | Receive | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	42	42	42	42	42
UDI | Receive | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	42	42	42	42	42
UDI | Receive | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	42	42	42	42	42
UDI | Receive | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	42	42	42	42	42
UDI | Receive | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	151	151	151	151	151
UDI | Pay | Currency swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(361)	(361)	(361)	(361)	(361)
UDI | Pay | Currency swaps | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(42)	(42)	(42)	(42)	(42)
UDI | Pay | Currency swaps | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(42)	(42)	(42)	(42)	(42)
UDI | Pay | Currency swaps | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(42)	(42)	(42)	(42)	(42)
UDI | Pay | Currency swaps | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(42)	(42)	(42)	(42)	(42)
UDI | Pay | Currency swaps | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(42)	(42)	(42)	(42)	(42)
UDI | Pay | Currency swaps | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(151)	(151)	(151)	(151)	(151)
CHF | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	145	145	145	145	145
CHF | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	145	145	145	145	145
CHF | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
CHF | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Receive | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2	2	2	2	2
UYU | Receive | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	2	2	2	2	2
UYU | Receive | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Receive | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Receive | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Receive | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Receive | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Pay | Forwards
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(8)	(8)	(8)	(8)	(8)
UYU | Pay | Forwards | 2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	(8)	(8)	(8)	(8)	(8)
UYU | Pay | Forwards | 2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Pay | Forwards | 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Pay | Forwards | 2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Pay | Forwards | 2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	0	0	0	0	0
UYU | Pay | Forwards | Subsequent years
Disclosure of maturity analysis for derivative financial liabilities [line items]
Derivative financial assets held for hedging	€ 0	€ 0	€ 0	€ 0	€ 0